Equity Compensation - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 11,000,000	$ 400,000	$ 0
Unrecognized expense		$ 24,400,000
Weighted average remaining period		2 years 4 days
PSU | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consecutive trading days	30 days
PSU | Forecast | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded PSUs recipient vesting	0.00%
PSU | Forecast | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded PSUs recipient vesting	200.00%
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 30,000
Unrecognized expense		$ 200,000
Weighted average remaining period		11 months